Investment Strategy - CoinShares Bitcoin Mining and Digital Power ETF	Aug. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of Bitcoin Mining and Digital Power Companies (as defined below). The Fund will not directly, or indirectly through the use of derivatives, invest in bitcoin. CoinShares Asset Management (US) LLC (“CoinShares” or the “Adviser”) serves as the Fund’s investment adviser and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.

For purposes of the Fund’s 80% requirement, the Fund considers a company to be a Bitcoin Mining and Digital Power Company if it derives at least 50% of its revenue or profits from, or is otherwise significantly involved in, one or more of the following activities: (1) bitcoin mining operations and/or providing specialized chips, hardware and software or other services to companies engaged in bitcoin mining, (2) the operation of hyperscale data centers with a computing environment and architecture that is designed to provide scalability and/or support for artificial intelligence (“AI”) and other applications (i.e., hyperscalers), (3) the design, manufacture, or supply of components, such as semiconductor chips and related hardware, for data center operations and AI applications, (4) the generation of power, the production of energy infrastructure equipment and storage solutions, and the construction of energy infrastructure facilities that are essential to the operation of data centers, and (5) the development of high-performance computing (“HPC”), quantum computing technology, and other advanced computational technologies, including emerging architectures, protocols, and paradigms that may arise in the future, such companies together being, “Bitcoin Mining and Digital Power Companies” and each a “Bitcoin Mining Company” or “Digital Power Company”. Hyperscale data centers are large-scale, purpose-built computing facilities operated by major technology companies to deliver cloud computing, artificial intelligence, and internet services at massive scale, requiring substantial capital investment in servers, power infrastructure, and cooling systems. Quantum computing technology applies the principles of quantum mechanics to process information more efficiently than traditional computers, with the potential to solve certain complex problems significantly faster than classical computing methods, though the technology remains in the early stages of commercial development.

The Fund’s selection universe includes common stock and American Depositary Receipts (“ADRs”) listed on global securities exchanges, including U.S. dollar denominated and non-U.S. dollar denominated securities issued by U.S. and non-U.S. companies, including companies operating in emerging market countries (as defined by the FTSE Emerging Index). The Fund may also invest no more than 5% of the Fund’s net assets in the debt instruments of any single Bitcoin Mining and Digital Power Company. The Adviser evaluates all companies within the scope of the selection universe and identifies eligible Bitcoin Mining and Digital Power Companies. From these companies, the Fund will invest in those Bitcoin Mining and Digital Power Companies that the Adviser believes are well positioned to succeed and provide the best opportunity for capital appreciation. The Fund may also invest up to 20% of its net assets in companies that (i) hold a significant portion of their net assets in bitcoin on their balance sheet as can be reasonably determined by the company’s annual filings (e.g., filings on Form 10-K or foreign equivalents) from the past 12 months; (ii) derive a significant portion of their revenue or profits directly from mining, lending, transacting in bitcoin, or manufacturing bitcoin mining equipment; and/or (iii) derive a significant portion of their revenue or profits directly from the operation of hyperscale data centers, the design, manufacture, or supply of semiconductors, activities related to the development of power or the energy infrastructure, or the development of HPC technology, as can be reasonably determined by the company’s annual filings from the past 12 months.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investments will be concentrated in the industry or group of industries comprising the information technology sector.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of Bitcoin Mining and Digital Power Companies (as defined below).